Aug. 30, 2021
iShares
®
iShares Trust
Supplement dated October 1, 2021 (the “Supplement”)
to the Summary Prospectus dated June 29, 2021 for the iShares
0-3 Month
Treasury Bond ETF (“SGOV”), the Prospectus dated June 29, 2021 (as revised August 30, 2021) for SGOV, the Summary Prospectus and Prospectus, each dated June 29, 2021 for the iShares Short Treasury Bond ETF (“SHV”) and the Statement of Additional Information (the “SAI”) dated June 29, 2021
(as revised September 15, 2021) for SGOV and SHV (together, the “Funds” and each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.
Change in the Funds’ “Principal Investment Strategies”
The second paragraph of the section of the Summary Prospectus and Prospectus for SGOV entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is market value-weighted based on amounts outstanding of issuances consisting of publicly issued U.S. Treasury securities that have a remaining term to final maturity of less than or equal to three months as of the rebalance date and $1 billion or more of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account. In addition, the securities in the Underlying Index must have a fixed coupon schedule and be denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities and zero-coupon
bonds that have been stripped from coupon-paying bonds (
e.g.
, Separate Trading of Registered Interest and Principal of Securities). However, the amounts outstanding of qualifying coupon securities in the Underlying Index are not reduced by any individual components of such securities (
i.e.
, coupon or principal) that have been stripped after inclusion in the Underlying Index. The Underlying Index is rebalanced on the last calendar day of each month.
The second paragraph of the section of the Summary Prospectus and Prospectus for SHV entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is market value-weighted based on amounts outstanding of issuances consisting of publicly issued U.S. Treasury securities that have a remaining term to final maturity of less than or equal to one year as of the rebalance date and $1 billion or more of outstanding face value, excluding amounts held by the Federal Reserve System Open Market Account. In addition, the securities in the Underlying Index must have a fixed coupon schedule and be denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked debt and zero-coupon
bonds that have been stripped from coupon-paying bonds (
e.g.
, Separate Trading of Registered Interest and Principal of Securities). However, the amounts outstanding of qualifying coupon securities in the Underlying Index are not reduced by any individual components of such securities (
i.e.
, coupon or principal) that have been stripped after inclusion in the Underlying Index. The Underlying Index is rebalanced on the last calendar day of each month.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares
®
iShares Trust
Supplement dated October 1, 2021 (the “Supplement”)
to the Summary Prospectus dated July 14, 2021,
the Prospectus dated June 29, 2021 and
the Statement of Additional Information (the “SAI”)
dated June 29, 2021 (as revised September 10, 2021) for the
iShares iBonds Dec 2031 Term Treasury ETF (IBTL) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. Accrued interest is calculated assuming next-day
settlement. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for inclusion for such following month (
e.g.
, an issue must settle on or before November 30 in order to be included in the index on October 31). The securities in the Underlying Index are updated on the last calendar day of each month until June 30, 2031. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. Beginning June 30, 2031, the Underlying Index will not remove interest payments and matured securities at each rebalancing but instead will retain those amounts as a growing cash position throughout the remaining life of the Underlying Index. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15, 2031, the Underlying Index value will be represented almost entirely by cash as no securities will remain in the Underlying Index.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.
iShares
®
iShares Trust
Supplement dated October 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated March 1, 2021 and the Statement of Additional Information (the “SAI”) dated March 1, 2021 (as revised September 10, 2021), for the
iShares iBonds Dec 2021 Term Treasury ETF (IBTA), iShares iBonds Dec 2022 Term Treasury ETF (IBTB), iShares iBonds Dec 2023 Term Treasury ETF (IBTD), iShares iBonds Dec 2024 Term Treasury ETF (IBTE), iShares iBonds Dec 2025 Term Treasury ETF (IBTF), iShares iBonds Dec 2026 Term Treasury ETF (IBTG), iShares iBonds Dec 2027 Term Treasury ETF (IBTH), iShares iBonds Dec 2028 Term Treasury ETF (IBTI), iShares iBonds Dec 2029 Term Treasury ETF (IBTJ) and iShares iBonds Dec 2030 Term Treasury ETF (IBTK) (collectively, the “Funds” and each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.
Change in the Funds’ “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus for IBTA entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. Accrued interest is calculated assuming next-day
settlement. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for inclusion for such following month (
e.g.
, an issue must settle on or before November 30 in order to be included in the index on October 31). The securities in the Underlying Index are updated on the last calendar day of each month until six months prior to maturity. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. Beginning June 30, 2021, the Underlying Index will not remove interest payments and matured securities at each rebalancing but instead will retain those amounts as a growing cash position throughout the remaining life of the Underlying Index. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15, 2021, the Underlying Index value will be represented almost entirely by cash as no securities will remain in the Underlying Index.
The third paragraph of the section of the Summary Prospectus and Prospectus for IBTB entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. Accrued interest is calculated assuming next-day
settlement. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for inclusion for such following month (
e.g.
, an issue must settle on or before November 30 in order to be included in the index on October 31). The securities in the Underlying Index are updated on the last calendar day of each month until six months prior to maturity. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. Beginning June 30, 2022, the Underlying Index will not remove interest payments and matured securities at each rebalancing but instead will retain those amounts as a growing cash position throughout the remaining life of the Underlying Index. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15, 2022, the Underlying Index value will be represented almost entirely by cash as no securities will remain in the Underlying Index.
The third paragraph of the section of the Summary Prospectus and Prospectus for IBTD entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. Accrued interest is calculated assuming next-day
settlement. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for inclusion for such following month (
e.g.
, an issue must settle on or before November 30 in order to be included in the index on October 31). The securities in the Underlying Index are updated on the last calendar day of each month until six months prior to maturity. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. Beginning June 30, 2023, the Underlying Index will not remove interest payments and matured securities at each rebalancing but instead will retain those amounts as a growing cash position throughout the remaining life of the Underlying Index. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15, 2023, the Underlying Index value will be represented almost entirely by cash as no securities will remain in the Underlying Index.
The third paragraph of the section of the Summary Prospectus and Prospectus for IBTE entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. Accrued interest is calculated assuming next-day
settlement. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for inclusion for such following month (
e.g.
, an issue must settle on or before November 30 in order to be included in the index on October 31). The securities in the Underlying Index are updated on the last calendar day of each month until six months prior to maturity. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. Beginning June 30, 2024, the Underlying Index will not remove interest payments and matured securities at each rebalancing but instead will retain those amounts as a growing cash position throughout the remaining life of the Underlying Index. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15, 2024, the Underlying Index value will be represented almost entirely by cash as no securities will remain in the Underlying Index.

The third paragraph of the section of the Summary Prospectus and Prospectus for IBTF entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. Accrued interest is calculated assuming next-day
settlement. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for inclusion for such following month (
e.g.
, an issue must settle on or before November 30 in order to be included in the index on October 31). The securities in the Underlying Index are updated on the last calendar day of each month until six months prior to maturity. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. Beginning June 30, 2025, the Underlying Index will not remove interest payments and matured securities at each rebalancing but instead will retain those amounts as a growing cash position throughout the remaining life of the Underlying Index. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15, 2025, the Underlying Index value will be represented almost entirely by cash as no securities will remain in the Underlying Index.
The third paragraph of the section of the Summary Prospectus and Prospectus for IBTG entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. Accrued interest is calculated assuming next-day
settlement. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for inclusion for such following month (
e.g.
, an issue must settle on or before November 30 in order to be included in the index on October 31). The securities in the Underlying Index are updated on the last calendar day of each month until six months prior to maturity. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. Beginning
June 30, 2026, the Underlying Index will not remove interest payments and matured securities at each rebalancing but instead will retain those amounts as a growing cash position throughout the remaining life of the Underlying Index. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15, 2026, the Underlying Index value will be represented almost entirely by cash as no securities will remain in the Underlying Index.
The third paragraph of the section of the Summary Prospectus and Prospectus for IBTH entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. Accrued interest is calculated assuming next-day
settlement. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for inclusion for such following month (
e.g.
, an issue must settle on or before November 30 in order to be included in the index on October 31). The securities in the Underlying Index are updated on the last calendar day of each month until six months prior to maturity. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. Beginning June 30, 2027, the Underlying Index will not remove interest payments and matured securities at each rebalancing but instead will retain those amounts as a growing cash position throughout the remaining life of the Underlying Index. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15, 2027, the Underlying Index value will be represented almost entirely by cash as no securities will remain in the Underlying Index.
The third paragraph of the section of the Summary Prospectus and Prospectus for IBTI entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. Accrued interest is calculated assuming next-day
settlement. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for inclusion for such following month (
e.g.
, an issue must settle on or before November 30 in order to be included in the index on October 31). The securities in the Underlying Index are updated on the last calendar day of each month until six months prior to maturity. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. Beginning June 30, 2028, the Underlying Index will not remove interest payments and matured securities at each rebalancing but instead will retain those amounts as a growing cash position throughout the remaining life of the Underlying Index. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15, 2028, the Underlying Index value will be represented almost entirely by cash as no securities will remain in the Underlying Index.
The third paragraph of the section of the Summary Prospectus and Prospectus for IBTJ entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. Accrued interest is calculated assuming next-day
settlement. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for inclusion for such following month (
e.g.
, an issue must settle on or before November 30 in order to be included in the index on October 31). The securities in the Underlying Index are updated on the last calendar day of each month until six months prior to maturity. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. Beginning June 30, 2029, the Underlying Index will not remove interest payments and matured securities at each rebalancing but instead will retain those amounts as a growing cash position throughout the remaining life of the Underlying Index. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15, 2029, the Underlying Index value will be represented almost entirely by cash as no securities will remain in the Underlying Index.

The third paragraph of the section of the Summary Prospectus and Prospectus for IBTK entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Underlying Index is market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve SOMA. Accrued interest is calculated assuming next-day
settlement. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for inclusion for such following month (
e.g.
, an issue must settle on or before November 30 in order to be included in the index on October 31). The securities in the Underlying Index are updated on the last calendar day of each month until six months prior to maturity. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. Beginning June 30, 2030, the Underlying Index will not remove interest payments and matured securities at each rebalancing but instead will retain those amounts as a growing cash position throughout the remaining life of the Underlying Index. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15, 2030, the Underlying Index value will be represented almost entirely by cash as no securities will remain in the Underlying Index.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.